FEDERATED SHORT-TERM MUNICIPAL TRUST

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                                September 1, 1999

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549

      RE:  FEDERATED SHORT-TERM MUNICIPAL TRUST (the "Trust")
             Institutional Shares
             Institutional Service Shares
             1933 Act File No. 2-72277
             1940 Act File Ni. 811-3181

Dear Sir or Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statement of additional information dated August 31, 1999, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 37 on August 27, 1999.

        If you have any questions regarding this certification, please call me at (412) 288-7404.

                                                   Very truly yours,

                                                   /s/ Leslie K. Ross
                                                   Leslie K. Ross
                                                   Assistant Secretary